Label	Element	Value
U.S. Global GO GOLD and Precious Metal Miners ETF | Franco-Nevada Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.60%
U.S. Global GO GOLD and Precious Metal Miners ETF | Wheaton Precious Metals Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Royal Gold, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
U.S. Global GO GOLD and Precious Metal Miners ETF | Sandstorm Gold Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
U.S. Global GO GOLD and Precious Metal Miners ETF | Allied Gold Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Centerra Gold, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Osisko Gold Royalties, Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Triple Flag Precious Metals Corporation [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
U.S. Global GO GOLD and Precious Metal Miners ETF | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.80%)
U.S. Global GO GOLD and Precious Metal Miners ETF | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.90%
U.S. Global GO GOLD and Precious Metal Miners ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
U.S. Global GO GOLD and Precious Metal Miners ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	70.90%
U.S. Global GO GOLD and Precious Metal Miners ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.70%
U.S. Global GO GOLD and Precious Metal Miners ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.30%
U.S. Global GO GOLD and Precious Metal Miners ETF | South Africa
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%